S000101030 [Member] N-1A Cover	Jan. 26, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AB CORPORATE SHARES
Entity Central Index Key	0001274676
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 26, 2026
Prospectus Date	Jan. 27, 2026